Shareholders' Equity (Deficit) (Details) - Schedule of holders the right to receive dividends - shares		6 Months Ended
		Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020 [2]
Schedule Of Holders The Right To Receive Dividends Abstract
Number of shares, Authorized, Ordinary shares of $0.09 par value		2,000,000,000	[1]	2,000,000,000	[1]	2,000,000,000
Number of shares, Issued and outstanding, Ordinary shares of $0.09 par value		24,386,680	[1]	13,579,032	[1]	9,103,924
Number of shares, Authorized, Warrants	[1],[3]	3,450,000		3,450,000
Number of shares, Issued and outstanding, Warrants	[1],[3]	3,450,000		3,450,000

[1]	See also Note 9D.
[2]	After giving effect to the reverse stock split (see also Note 14B)
[3]	the Warrants will be exercisable at a price equal to $6.25 per share and for a period of five years, starting from June 2021.